Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Taxes Tables
Deferred Tax Assets

At April 30, 2012 and April 30, 2012, deferred tax assets consisted of the following:

	2012	2011

Deferred tax assets	$14,560	$2,153

Less: valuation allowance	(14,560)	(2,153)

Net deferred tax assets	$—	$—